UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Domestic Equity—34.2%†	Number of Shares	Fair Value
Common Stock—34.2%
Aerospace & Defense—1.3%
General Dynamics Corp.	9,007	$1,144,700
Hexcel Corp.	3,990	158,403	(a)
Honeywell International Inc.	14,213	1,323,515
The Boeing Co.	3,230	411,437
		3,038,055
Agricultural Products—0.4%
Archer-Daniels-Midland Co.	21,054	1,075,859
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	3,800	373,502
Airlines—0.1%
Delta Air Lines Inc.	9,501	343,461
Application Software—0.2%
Intuit Inc.	6,841	599,614
Asset Management & Custody Banks—1.7%
Ameriprise Financial Inc.	10,071	1,242,560
Invesco Ltd.	34,773	1,372,838
State Street Corp.	19,230	1,415,520	(b)
		4,030,918
Auto Parts & Equipment—0.1%
TRW Automotive Holdings Corp.	1,520	153,900	(a)
Automobile Manufacturers—0.2%
Ford Motor Co.	28,883	427,180
Automotive Retail—0.1%
AutoZone Inc.	494	251,772	(a)
Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	3,192	529,298	(a)
Amgen Inc.	17,102	2,402,147
Gilead Sciences Inc.	12,085	1,286,448	(a)
		4,217,893
Broadcasting—0.3%
CBS Corp., Class B	6,081	325,333
Discovery Communications Inc., Class C	13,149	490,195	(a)
		815,528
Cable & Satellite—1.0%
Comcast Corp., Class A	14,061	756,201
Comcast Corp., Special Class A	12,769	683,141
Liberty Global PLC, Class C	22,194	910,287	(a)
		2,349,629
Casinos & Gaming—0.2%
Las Vegas Sands Corp.	6,841	425,579
Commodity Chemicals—0.6%
LyondellBasell Industries N.V., Class A	12,351	1,342,060
Communications Equipment—1.4%
Cisco Systems Inc.	63,238	1,591,700
QUALCOMM Inc.	23,828	1,781,620
		3,373,320
Consumer Finance—0.5%
American Express Co.	13,111	1,147,737

Data Processing & Outsourced Services—0.4%
Visa Inc., Class A	4,256	908,103
Department Stores—0.1%
Macy’s Inc.	5,625	327,262
Diversified Banks—2.0%
Bank of America Corp.	26,983	460,060
Citigroup Inc.	29,263	1,516,409
JPMorgan Chase & Co.	30,557	1,840,754
Wells Fargo & Co.	19,382	1,005,344
		4,822,567
Drug Retail—0.3%
CVS Health Corp.	8,741	695,696
Electric Utilities—0.1%
NextEra Energy Inc.	3,040	285,395
Electrical Components & Equipment—0.5%
Eaton Corp. PLC	17,330	1,098,202
Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	7,981	897,942
General Merchandise Stores—0.5%
Dollar General Corp.	9,501	580,606	(a)
Target Corp.	9,501	595,523
		1,176,129
Healthcare Distributors—0.2%
Cardinal Health Inc.	5,891	441,354
Healthcare Equipment—1.3%
Abbott Laboratories	13,681	568,993
Boston Scientific Corp.	89,309	1,054,739	(a)
Covidien PLC	14,289	1,236,141
Stryker Corp.	2,280	184,110
		3,043,983
Healthcare Services—0.2%
Express Scripts Holding Co.	7,601	536,859	(a)
Healthcare Supplies—0.2%
The Cooper Companies Inc.	2,888	449,806
Home Improvement Retail—0.6%
Lowe’s Companies Inc.	27,173	1,437,995
Household Products—0.1%
Energizer Holdings Inc.	1,520	187,279
Independent Power Producers & Energy Traders—0.5%
AES Corp.	38,954	552,368
Calpine Corp.	16,342	354,621	(a)
NRG Energy Inc.	10,109	308,122
		1,215,111
Industrial Machinery—0.2%
Dover Corp.	5,321	427,436
Integrated Oil & Gas—2.0%
Chevron Corp.	8,057	961,361
Exxon Mobil Corp.	18,128	1,704,938
Hess Corp.	10,945	1,032,332
Occidental Petroleum Corp.	12,123	1,165,627
		4,864,258
Integrated Telecommunication Services—0.4%
Verizon Communications Inc.	18,242	911,918
Internet Retail—0.2%
Amazon.com Inc.	1,900	612,636	(a)

Internet Software & Services—1.1%
eBay Inc.	12,769	723,109	(a)
Facebook Inc., Class A	4,028	318,373	(a)
Google Inc., Class A	1,839	1,082,086	(a)
Google Inc., Class C	836	482,673	(a)
		2,606,241
Investment Banking & Brokerage—0.2%
The Charles Schwab Corp.	17,482	513,796
Life & Health Insurance—0.2%
MetLife Inc.	7,601	408,326
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	4,560	198,816
Movies & Entertainment—0.6%
The Walt Disney Co.	6,461	575,223
Time Warner Inc.	11,629	874,617
		1,449,840
Multi-Line Insurance—1.3%
American International Group Inc.	27,971	1,510,993
Genworth Financial Inc., Class A	11,401	149,353	(a)
The Hartford Financial Services Group Inc.	37,434	1,394,417
		3,054,763
Oil & Gas Equipment & Services—1.3%
Cameron International Corp.	6,271	416,269	(a)
Halliburton Co.	16,152	1,041,965
Schlumberger Ltd.	15,962	1,623,176
		3,081,410
Oil & Gas Exploration & Production—0.3%
Anadarko Petroleum Corp.	2,584	262,121
Marathon Oil Corp.	14,821	557,121
		819,242
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	27,743	950,614
Pharmaceuticals—2.7%
Actavis PLC	9,501	2,292,401	(a)
Johnson & Johnson	13,909	1,482,560
Merck & Company Inc.	17,330	1,027,323
Pfizer Inc.	55,865	1,651,928
		6,454,212
Publishing—0.0% *
Tribune Media Co., Class A	760	50,008	(a)
Railroads—0.1%
CSX Corp.	3,800	121,828
Regional Banks—0.4%
Regions Financial Corp.	91,969	923,369
Research & Consulting Services—0.1%
Nielsen N.V.	5,321	235,880
Semiconductor Equipment—0.1%
Applied Materials Inc.	13,301	287,435
Semiconductors—0.0% *
Analog Devices Inc.	2,090	103,434
Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	25,348	1,124,437
PepsiCo Inc.	17,824	1,659,236
		2,783,673
Specialized Finance—0.6%
CME Group Inc.	11,933	954,103
McGraw Hill Financial Inc.	7,221	609,813
		1,563,916

Specialized REITs—0.6%
American Tower Corp.	14,631	1,369,901
Specialty Chemicals—0.1%
PPG Industries Inc.	684	134,570
Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	11,781	516,950
Systems Software—0.2%
Microsoft Corp.	3,990	184,976
Oracle Corp.	6,081	232,781
		417,757
Technology Hardware, Storage & Peripherals—2.2%
Apple Inc.	19,154	1,929,766
EMC Corp.	71,067	2,079,420
Hewlett-Packard Co.	39,144	1,388,438
		5,397,624

Total Common Stock (Cost $65,276,894)		81,749,543

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	70,098

Total Preferred Stock (Cost $68,375)		70,098

Total Domestic Equity (Cost $65,345,269)		81,819,641

Foreign Equity—20.2%
Common Stock—19.8%
Advertising—0.2%
WPP PLC	22,787	456,504
Aerospace & Defense—0.6%
Airbus Group N.V.	10,673	671,015
Safran S.A.	12,757	827,214
		1,498,229
Airlines—0.1%
International Consolidated Airlines Group S.A.	38,323	227,490	(a)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,314	440,231
Apparel, Accessories & Luxury Goods—0.3%
Luxottica Group S.p.A.	7,201	374,352
The Swatch Group AG	716	339,026
		713,378
Application Software—0.4%
SAP SE	11,661	841,703
Auto Parts & Equipment—0.2%
Continental AG	2,881	545,826
Automobile Manufacturers—0.7%
Mazda Motor Corp.	26,600	668,987
Toyota Motor Corp.	18,330	1,078,325
		1,747,312
Biotechnology—0.2%
CSL Ltd.	5,777	374,285
Brewers—0.3%
Anheuser-Busch InBev N.V.	7,294	809,017
Building Products—0.2%
Assa Abloy AB, Class B	10,403	535,148

Casinos & Gaming—0.2%
Sands China Ltd.	75,080	391,665
Coal & Consumable Fuels—0.1%
Cameco Corp.	12,048	213,027
Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson, Class B	78,503	990,877
Construction & Engineering—0.1%
Larsen & Toubro Ltd.	12,299	288,842
Construction Materials—0.2%
HeidelbergCement AG	9,130	601,038
Diversified Banks—2.4%
Barclays PLC	258,353	950,269
BNP Paribas S.A.	12,069	801,124
Credit Agricole S.A.	43,952	662,616
Grupo Financiero Banorte SAB de C.V., Class O	35,268	225,863
HSBC Holdings PLC	46,344	470,915
ICICI Bank Ltd.	27,053	626,666
Intesa Sanpaolo S.p.A.	255,215	770,546
Mitsubishi UFJ Financial Group Inc.	122,100	687,995
Sumitomo Mitsui Financial Group Inc.	15,200	619,203
		5,815,197
Diversified Metals & Mining—0.3%
BHP Billiton PLC	29,393	813,028
Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc., Class A	6,074	273,277
Mitsubishi Estate Company Ltd.	33,918	764,281
Mitsui Fudosan Company Ltd.	36,306	1,113,970
		2,151,528
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	89,192	194,817
Electrical Components & Equipment—0.5%
Nidec Corp.	13,300	898,612
Schneider Electric SE	5,483	420,735
		1,319,347
Electronic Components—0.5%
Murata Manufacturing Company Ltd.	9,700	1,102,353
Electronic Equipment & Instruments—0.5%
Hexagon AB, Class B	7,986	252,787
Hitachi Ltd.	80,000	611,091
Keyence Corp.	900	390,696
		1,254,574
Healthcare Services—0.3%
Fresenius SE & Company KGaA	13,149	649,255
Heavy Electrical Equipment—0.2%
ABB Ltd.	19,577	437,562
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	12,152	289,049
Human Resource & Employment Services—0.2%
Capita PLC	23,648	445,183
Industrial Gases—0.4%
Linde AG	4,439	849,801
Industrial Machinery—0.7%
FANUC Corp.	5,100	922,181
Mitsubishi Heavy Industries Ltd.	109,000	701,596
		1,623,777

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	21,662	582,275
Cenovus Energy Inc.	14,797	398,938
Total S.A.	15,444	1,000,220
		1,981,433
Integrated Telecommunication Services—0.1%
BT Group PLC	36,137	221,665
Internet Retail—0.3%
Rakuten Inc.	63,200	727,391
Internet Software & Services—0.7%
Baidu Inc. ADR	7,352	1,604,427	(a)
Life & Health Insurance—0.8%
AIA Group Ltd.	214,787	1,108,424
Prudential PLC	33,383	742,149
		1,850,573
Multi-Line Insurance—0.3%
AXA S.A.	26,639	656,290
Oil & Gas Equipment & Services—0.4%
Subsea 7 S.A.	2,945	42,070
Technip S.A.	9,347	784,206
Weatherford International PLC	3,800	79,040	(a)
		905,316
Oil & Gas Exploration & Production—0.1%
Peyto Exploration & Development Corp.	9,667	305,697
Other Diversified Financial Services—0.4%
ING Groep N.V.	65,395	929,685	(a)
Packaged Foods & Meats—0.2%
Nestle S.A.	6,866	504,167
Pharmaceuticals—1.9%
Astellas Pharma Inc.	22,600	336,533
Bayer AG	6,061	843,450
GlaxoSmithKline PLC	27,924	637,900
GlaxoSmithKline PLC ADR	3,420	157,217
Roche Holding AG	4,322	1,275,231
Sanofi	8,951	1,012,255
Valeant Pharmaceuticals International Inc.	2,257	296,376	(a)
		4,558,962
Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	30,200	936,862
Railroads—0.2%
East Japan Railway Co.	6,500	486,779
Research & Consulting Services—0.1%
Experian PLC	19,593	311,341
Semiconductor Equipment—0.3%
ASML Holding N.V.	6,875	681,067
Semiconductors—0.5%
Samsung Electronics Company Ltd.	397	444,643
Taiwan Semiconductor Manufacturing Company Ltd.	161,484	642,888
		1,087,531
Specialty Chemicals—0.2%
Givaudan S.A.	185	294,643
Johnson Matthey PLC	5,213	245,828
		540,471

Wireless Telecommunication Services—0.6%
SoftBank Corp.	15,300	1,068,493
Vodafone Group PLC	140,934	464,409
		1,532,902
Total Common Stock (Cost $42,555,349)		47,442,602

Preferred Stock—0.4%
Automobile Manufacturers—0.4%
Volkswagen AG	4,220	871,602

Total Preferred Stock (Cost $863,276)		871,602

Total Foreign Equity (Cost $43,418,625)		48,314,204

Bonds and Notes—30.0%		Principal Amount	Fair Value
U.S. Treasuries—9.0%
U.S. Treasury Bonds
3.38%	05/15/44	$1,036,700	1,070,393	(c)
4.50%	02/15/36	2,634,800	3,251,920	(c)
4.50%	05/15/38	390,300	482,569
U.S. Treasury Notes
0.50%	06/30/16 - 08/31/16	7,672,900	7,674,270	(c)
0.75%	01/15/17	1,107,700	1,107,008	(c)
1.00%	09/30/16 - 09/15/17	2,976,200	2,996,274
1.63%	06/30/19	3,817,200	3,796,923	(c)
2.50%	05/15/24	1,216,000	1,216,760	(c)
			21,596,117
Agency Mortgage Backed—8.0%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	921,760	974,383	(c)
4.50%	06/01/33 - 02/01/35	5,989	6,484
5.00%	07/01/35	36,864	41,212
5.00%	06/01/41	260,462	290,708	(c)
5.50%	05/01/20	3,383	3,657
5.50%	01/01/38 - 04/01/39	86,601	97,046	(c)
6.00%	04/01/17 - 05/01/35	70,002	79,927
6.00%	07/01/29 - 11/01/37	140,882	161,648	(c)
6.50%	11/01/28	2,564	2,952	(c)
6.50%	06/01/29 - 07/01/29	5,852	6,617
7.00%	10/01/16 - 08/01/36	31,708	36,016
7.50%	09/01/33	1,272	1,377
8.00%	07/01/26 - 11/01/30	4,562	5,213
8.50%	04/01/30	8,161	10,088
Federal National Mortgage Assoc.
2.10%	04/01/37	554	556	(d)
3.00%	02/01/43	426,382	421,242
3.00%	05/01/43 - 06/01/43	3,203,203	3,167,191	(c)
3.50%	11/01/42 - 02/01/43	1,930,908	1,979,467	(c)
4.00%	05/01/19 - 03/01/41	495,995	523,472
4.00%	02/01/44 - 03/01/44	1,191,905	1,260,568	(c)
4.50%	05/01/18 - 12/01/34	58,627	62,522
4.50%	10/01/39 - 04/01/41	2,518,901	2,724,074	(c)
5.00%	07/01/20 - 06/01/41	538,785	601,118
5.50%	06/01/20 - 04/01/38	224,321	249,166

5.50%	08/01/37 - 01/01/39	176,077	196,709	(c)
6.00%	02/01/20 - 08/01/35	177,807	203,914
6.00%	03/01/34	75,656	86,205	(c)
6.50%	08/01/17 - 08/01/36	45,148	49,892
7.00%	01/01/16 - 12/01/33	3,710	3,895
7.50%	05/01/15 - 12/01/33	11,571	12,548
8.00%	11/01/14 - 01/01/33	11,432	12,677
8.00%	06/01/24	3,019	3,350	(c)
9.00%	12/01/17 - 12/01/22	3,355	3,675
3.00%	TBA	774,000	762,995	(e)
3.50%	TBA	755,000	771,693	(e)
4.50%	TBA	88,000	92,881	(e)
5.00%	TBA	485,000	535,122	(e)
6.00%	TBA	695,000	785,540	(e)
6.50%	TBA	490,000	556,073	(e)
Government National Mortgage Assoc.
3.00%	06/20/43	273,240	275,584
3.50%	05/20/43	663,593	687,094	(c)
4.00%	01/20/41 - 04/20/43	822,986	875,014	(c)
4.50%	08/15/33 - 09/15/34	35,459	38,816
4.50%	05/20/40 - 03/20/41	383,681	418,107	(c)
5.00%	08/15/33	16,469	18,297
6.00%	07/15/33 - 09/15/36	15,039	17,313
6.50%	04/15/28 - 07/15/36	20,119	22,906
7.00%	04/15/28 - 10/15/36	11,843	13,257
7.50%	07/15/23	2,740	2,751	(c)
7.50%	01/15/28 - 04/15/28	13,556	14,023
8.00%	05/15/30	497	569
8.50%	10/15/17	5,598	5,996	(c)
9.00%	11/15/16	3,750	3,964	(c)
9.00%	01/15/17 - 12/15/21	2,526	2,750
5.50%	TBA	50,000	55,533	(e)
			19,235,847
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	408	406	(f,g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	238,760	701	(d,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	274,101	27,935	(h)
4.50%	03/15/18	6,849	161	(h)
5.00%	10/15/18	5,668	148	(h)
5.50%	06/15/33	14,706	2,811	(h)
5.95%	07/15/39	201,660	30,638	(d,h)
6.45%	08/15/25	118,802	15,598	(d,h)
7.50%	07/15/27	11,327	2,069	(h)
8.00%	04/15/20	196	209
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	484	449	(f,g)
8.00%	02/01/23 - 07/01/24	1,989	447	(h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	776	758	(f,g)
1.24%	12/25/42	55,996	2,325	(d,h)
5.00%	09/25/40	172,931	20,264	(h)

5.85%	07/25/38	32,251	4,405	(d,h)
7.35%	05/25/18	80,751	7,213	(d,h)
8.00%	05/25/22	2	53	(h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	40,777	6,430	(h)
5.00%	03/25/38 - 05/25/38	25,091	4,166	(h)
5.50%	12/25/33	6,799	1,339	(h)
6.00%	01/25/35	18,104	3,698	(h)
7.50%	11/25/23	20,378	3,691	(h)
8.00%	08/25/23 - 07/25/24	4,111	837	(h)
8.50%	03/25/17 - 07/25/22	1,187	163	(h)
9.00%	05/25/22	713	146	(h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	272,795	28,919	(h)
5.00%	12/20/35 - 09/20/38	155,938	13,069	(h)
6.10%	02/20/40	466,115	82,074	(c,d,h)
			261,122
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,078
Corporate Notes—10.9%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	68,941
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,437
AbbVie Inc.
1.75%	11/06/17	68,000	67,768
2.00%	11/06/18	57,000	56,121
ACCO Brands Corp.
6.75%	04/30/20	19,000	19,665
Actavis Funding SCS
1.30%	06/15/17	110,000	107,946	(i)
4.85%	06/15/44	46,000	43,217	(i)
Agrium Inc.
4.90%	06/01/43	67,000	67,990
Alcoa Inc.
5.13%	10/01/24	40,000	40,052
Altria Group Inc.
2.95%	05/02/23	39,000	37,176
4.50%	05/02/43	39,000	36,818
America Movil SAB de C.V.
5.00%	03/30/20	138,000	151,015
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	54,080
7.75%	11/15/19	15,000	16,800
American Campus Communities Operating Partnership LP
4.13%	07/01/24	69,000	69,199
American International Group Inc.
3.38%	08/15/20	94,000	96,811
American Seafoods Group LLC
10.75%	05/15/16	125,000	121,562	(i)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	142,000	145,077
3.50%	01/31/23	22,000	20,915
Amgen Inc.
2.20%	05/22/19	188,000	186,007

Anadarko Petroleum Corp.
6.20%	03/15/40	67,000	81,949
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	146,466
ANZ New Zealand International Ltd.
2.60%	09/23/19	200,000	200,483	(i)
AP Moeller - Maersk A/S
2.55%	09/22/19	65,000	65,157	(i)
3.75%	09/22/24	65,000	65,172	(i)
Apple Inc.
2.85%	05/06/21	145,000	145,284
3.45%	05/06/24	97,000	97,965
Aramark Services Inc.
5.75%	03/15/20	135,000	138,375
Archer-Daniels-Midland Co.
4.02%	04/16/43	49,000	46,692
Arizona Public Service Co.
6.25%	08/01/16	59,000	64,654
Ascension Health
4.85%	11/15/53	65,000	72,277
AT&T Inc.
2.38%	11/27/18	134,000	135,254
4.35%	06/15/45	44,000	40,443
4.80%	06/15/44	55,000	54,189
AXIS Specialty Finance PLC
5.15%	04/01/45	52,000	54,012
Bank of America Corp.
1.70%	08/25/17	48,000	47,793
2.00%	01/11/18	279,000	277,787
2.60%	01/15/19	81,000	80,842
4.00%	04/01/24	145,000	146,511
4.10%	07/24/23	80,000	81,672
Barclays Bank PLC
2.25%	05/10/17	500,000	512,270	(i)
Bed Bath & Beyond Inc.
3.75%	08/01/24	47,000	46,601
4.92%	08/01/34	14,000	13,930
5.17%	08/01/44	65,000	63,645
Berkshire Hathaway Energy Co.
6.13%	04/01/36	45,000	55,689
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	115,000	116,896
3.00%	05/15/22	49,000	48,890
Berkshire Hathaway Inc.
4.50%	02/11/43	134,000	136,061
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	48,000	52,657
Bombardier Inc.
4.75%	04/15/19	58,000	57,855	(i)
6.00%	10/15/22	96,000	95,520	(i)
7.75%	03/15/20	354,000	385,931	(i)
BP Capital Markets PLC
1.38%	05/10/18	56,000	54,996
3.81%	02/10/24	98,000	99,200
Brocade Communications Systems Inc.
4.63%	01/15/23	156,000	149,760

Calpine Corp.
5.75%	01/15/25	57,000	55,361
5.88%	01/15/24	70,000	72,450	(i)
Caterpillar Inc.
4.30%	05/15/44	48,000	48,766
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,407
4.35%	11/01/42	24,000	23,424
CBS Corp.
3.70%	08/15/24	73,000	72,090
4.90%	08/15/44	47,000	46,459
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%	02/15/24	58,000	58,145	(i)
Cequel Capital Corp.
5.13%	12/15/21	115,000	109,993	(i)
CF Industries Inc.
5.38%	03/15/44	48,000	50,232
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	46,115
Citigroup Inc.
1.75%	05/01/18	228,000	224,813
5.50%	09/13/25	140,000	152,461
CMS Energy Corp.
4.88%	03/01/44	47,000	48,960
CNA Financial Corp.
5.88%	08/15/20	60,000	68,424
CNH Industrial Capital LLC
3.38%	07/15/19	70,000	65,975	(i)
3.88%	11/01/15	44,000	44,275
Cogeco Cable Inc.
4.88%	05/01/20	75,000	74,438	(i)
Comcast Corp.
4.20%	08/15/34	48,000	47,588
4.75%	03/01/44	47,000	49,584
Constellation Brands Inc.
7.25%	09/01/16	74,000	81,030
Continental Resources Inc.
4.90%	06/01/44	46,000	44,843
Corp Andina de Fomento
4.38%	06/15/22	121,000	129,317
Corporate Office Properties LP (REIT)
3.60%	05/15/23	114,000	109,032
3.70%	06/15/21	46,000	45,427
COX Communications Inc.
4.70%	12/15/42	17,000	16,396	(i)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	38,000	35,910
CSX Corp.
4.50%	08/01/54	48,000	46,873
CVS Health Corp.
2.25%	08/12/19	143,000	141,547
Daimler Finance North America LLC
2.38%	08/01/18	150,000	151,830	(i)
Denbury Resources Inc.
6.38%	08/15/21	60,000	62,400
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	252,219	(i)

Diageo Capital PLC
1.13%	04/29/18	78,000	76,200
Diageo Investment Corp.
2.88%	05/11/22	105,000	102,935
DigitalGlobe Inc.
5.25%	02/01/21	131,000	125,760	(i)
DIRECTV Holdings LLC
4.45%	04/01/24	72,000	74,985
5.15%	03/15/42	39,000	39,435
Dollar General Corp.
1.88%	04/15/18	95,000	91,495
4.13%	07/15/17	94,000	98,173
Dominion Resources Inc.
1.95%	08/15/16	154,000	156,547
Duke Energy Corp.
1.63%	08/15/17	69,000	69,272
3.75%	04/15/24	67,000	68,687
Eaton Corp.
2.75%	11/02/22	94,000	90,631
Ecopetrol S.A.
5.88%	05/28/45	24,000	24,300
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	97,000	96,365
Electricite de France S.A.
2.15%	01/22/19	193,000	192,462	(i)
Enbridge Inc.
4.50%	06/10/44	46,000	44,790
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	33,000	31,515	(i)
Energy Transfer Equity LP
5.88%	01/15/24	96,000	97,200
Energy Transfer Partners LP
6.50%	02/01/42	62,000	70,597
Ensco PLC
4.50%	10/01/24	93,000	93,313
5.75%	10/01/44	45,000	45,619
ERP Operating LP
4.50%	07/01/44	55,000	54,160
European Investment Bank
0.88%	12/15/14	135,000	135,193
4.88%	01/17/17	150,000	163,544
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	23,000	22,869
Exelon Corp.
4.90%	06/15/15	111,000	114,241
Express Scripts Holding Co.
2.25%	06/15/19	184,000	181,422
Five Corners Funding Trust
4.42%	11/15/23	200,000	209,334	(i)
Florida Power & Light Co.
4.13%	02/01/42	92,000	92,460
Forest Laboratories Inc.
5.00%	12/15/21	95,000	101,544	(i)
Freeport-McMoRan Inc.
5.45%	03/15/43	34,000	34,667

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84,000	88,620	(i)
Frontier Communications Corp.
7.13%	03/15/19	71,000	76,680
General Motors Co.
4.88%	10/02/23	36,000	38,070
General Motors Financial Company Inc.
2.63%	07/10/17	38,000	38,172
3.00%	09/25/17	58,000	58,580
3.50%	07/10/19	38,000	38,285
4.38%	09/25/21	97,000	99,182
Gilead Sciences Inc.
4.80%	04/01/44	72,000	75,669
Glencore Funding LLC
2.50%	01/15/19	51,000	49,925	(i)
4.13%	05/30/23	104,000	102,930	(i)
4.63%	04/29/24	105,000	105,829	(i)
HCA Inc.
4.75%	05/01/23	160,000	156,400
6.50%	02/15/20	138,000	150,765
Hewlett-Packard Co.
2.75%	01/14/19	195,000	198,052
Hexion US Finance Corp.
6.63%	04/15/20	127,000	127,635
Hughes Satellite Systems Corp.
6.50%	06/15/19	33,000	35,063
Humana Inc.
3.85%	10/01/24	95,000	94,937
Huntsman International LLC
4.88%	11/15/20	77,000	75,845
Hyundai Capital America
2.13%	10/02/17	35,000	35,424	(i)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	96,547
Ingles Markets Inc.
5.75%	06/15/23	53,000	53,265
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	96,000	91,680
Invesco Finance PLC
3.13%	11/30/22	107,000	105,609
Iron Mountain Inc.
6.00%	08/15/23	96,000	98,400
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,696	(i)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	53,000	50,880	(i)
Jefferies Group Inc.
5.13%	01/20/23	83,000	88,220
6.50%	01/20/43	26,000	28,729
John Deere Capital Corp.
3.35%	06/12/24	92,000	92,621
Johnson Controls Inc.
4.63%	07/02/44	46,000	44,912
JPMorgan Chase & Co.
3.88%	09/10/24	140,000	137,248
5.00%	12/29/49	68,000	66,286	(d)
6.10%	10/29/49	110,000	108,762	(d)

KB Home
7.00%	12/15/21	96,000	100,080
Kerr-McGee Corp.
6.95%	07/01/24	30,000	37,752
KFW
2.00%	10/04/22	246,000	237,270
4.50%	07/16/18	102,000	113,028
Kilroy Realty LP
4.25%	08/15/29	48,000	47,435
Kinder Morgan Energy Partners LP
3.50%	09/01/23	69,000	65,523
5.50%	03/01/44	48,000	48,107
Kinder Morgan Inc.
5.63%	11/15/23	135,000	143,437	(i)
Kinross Gold Corp.
5.95%	03/15/24	47,000	47,807	(i)
6.88%	09/01/41	13,000	13,272
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,968	(i)
L Brands Inc.
5.63%	02/15/22	96,000	100,080
L-3 Communications Corp.
1.50%	05/28/17	65,000	64,524
3.95%	05/28/24	34,000	33,735
Lamar Media Corp.
5.00%	05/01/23	96,000	92,400
Land O’ Lakes Inc.
6.00%	11/15/22	27,000	28,855	(i)
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	88,916	(i)
Linn Energy LLC
6.25%	11/01/19	40,000	39,050
Macquarie Bank Ltd.
2.60%	06/24/19	184,000	183,851	(i)
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	92,992
4.75%	09/15/44	73,000	70,077
Marsh & McLennan Companies Inc.
3.50%	03/10/25	95,000	93,424
Mattel Inc.
2.35%	05/06/19	143,000	142,240
MEG Energy Corp.
6.50%	03/15/21	58,000	59,450	(i)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	29,000
Metlife Inc.
4.72%	12/15/44	37,000	37,347
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	199,557	(i)
Monsanto Co.
3.38%	07/15/24	45,000	44,765
4.70%	07/15/64	27,000	26,873
Morgan Stanley
2.13%	04/25/18	149,000	148,984
2.38%	07/23/19	143,000	140,739
4.10%	05/22/23	111,000	110,693

4.35%	09/08/26	75,000	73,711
4.75%	03/22/17	50,000	53,731
4.88%	11/01/22	75,000	79,236
5.00%	11/24/25	60,000	62,749
Motorola Solutions Inc.
4.00%	09/01/24	95,000	92,731
Mylan Inc.
5.40%	11/29/43	44,000	46,633
7.88%	07/15/20	23,000	25,088	(i)
National Retail Properties Inc.
3.90%	06/15/24	77,000	77,192
NCL Corporation Ltd.
5.00%	02/15/18	7,000	7,070
Newfield Exploration Co.
5.63%	07/01/24	36,000	38,520
5.75%	01/30/22	87,000	93,308
Newmont Mining Corp.
4.88%	03/15/42	37,000	31,194
Nexen Energy ULC
6.40%	05/15/37	41,000	49,962
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129,000	131,290
Northeast Utilities
1.45%	05/01/18	81,000	79,711
Omnicom Group Inc.
3.63%	05/01/22	31,000	31,456
Oracle Corp.
2.25%	10/08/19	187,000	186,227
3.63%	07/15/23	62,000	63,629
4.50%	07/08/44	46,000	46,567
Owens & Minor Inc.
3.88%	09/15/21	95,000	95,117
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	138,978
PacifiCorp
6.25%	10/15/37	132,000	171,363
Petrobras International Finance Co.
3.50%	02/06/17	76,000	77,321
3.88%	01/27/16	34,000	34,799
Petroleos Mexicanos
3.50%	01/30/23	41,000	39,278
Philip Morris International Inc.
4.13%	03/04/43	39,000	36,821
Pitney Bowes Inc.
4.63%	03/15/24	90,000	91,229
Plains Exploration & Production Co.
6.50%	11/15/20	24,000	26,283
PNC Bank
2.40%	10/18/19	260,000	258,430
Prudential Financial Inc.
5.63%	06/15/43	46,000	47,941	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	110,987
Range Resources Corp.
5.75%	06/01/21	49,000	51,450
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	72,000	70,920

Revlon Consumer Products Corp.
5.75%	02/15/21	50,000	49,000
Roche Holdings Inc.
2.25%	09/30/19	205,000	204,155	(i)
Rowan Companies Inc.
4.75%	01/15/24	68,000	68,357
5.85%	01/15/44	19,000	18,699
Royal Bank of Canada
1.20%	09/19/18	323,000	321,283
RSI Home Products Inc.
6.88%	03/01/18	75,000	78,188	(i)
Ryder System Inc.
2.45%	09/03/19	116,000	115,350
Sabine Pass Liquefaction LLC
5.63%	02/01/21	115,000	118,162
Schaeffler Holding Finance BV
6.88%	08/15/18	200,000	208,000	(i,j)
Seagate HDD Cayman
4.75%	01/01/25	71,000	70,645	(i)
Shell International Finance BV
3.40%	08/12/23	141,000	143,290
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	188,384	(i)
Spectra Energy Partners LP
4.75%	03/15/24	95,000	101,894
Sprint Corp.
7.25%	09/15/21	52,000	54,145	(i)
Statoil ASA
3.70%	03/01/24	143,000	148,205
4.80%	11/08/43	48,000	52,010
Steel Dynamics Inc.
5.13%	10/01/21	58,000	58,870	(i)
Sysco Corp.
2.35%	10/02/19	95,000	95,002	(e)
3.50%	10/02/24	65,000	65,178	(e)
4.35%	10/02/34	35,000	35,509	(e)
T-Mobile USA Inc.
6.25%	04/01/21	50,000	50,500
Talisman Energy Inc.
6.25%	02/01/38	33,000	36,814
Tampa Electric Co.
4.35%	05/15/44	47,000	48,350
Target Corp.
3.50%	07/01/24	106,000	106,102
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	95,000	96,817	(i)
Teck Resources Ltd.
3.75%	02/01/23	89,000	83,765
5.40%	02/01/43	39,000	36,307
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	194,530
6.00%	10/01/20	96,000	101,520
Textron Inc.
6.20%	03/15/15	62,000	63,563
The Allstate Corp.
5.75%	08/15/53	52,000	55,380	(d)

The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%	09/08/19	210,000	208,238	(i)
The Dow Chemical Co.
3.50%	10/01/24	185,000	180,448
4.25%	10/01/34	90,000	86,657
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	92,955
2.63%	01/31/19	146,000	145,624
2.90%	07/19/18	62,000	63,507
4.00%	03/03/24	113,000	113,811
4.80%	07/08/44	55,000	55,306
The Korea Development Bank
3.25%	03/09/16	122,000	125,650
The Potomac Edison Co.
5.35%	11/15/14	40,000	40,235
The Southern Co.
2.45%	09/01/18	115,000	116,974
The Timken Co.
3.88%	09/01/24	73,000	71,858	(i)
The Williams Companies Inc.
4.55%	06/24/24	30,000	29,678
5.75%	06/24/44	46,000	45,197
8.75%	03/15/32	36,000	45,684
Time Inc.
5.75%	04/15/22	60,000	57,450	(i)
Time Warner Cable Inc.
5.88%	11/15/40	61,000	71,774
6.55%	05/01/37	28,000	35,322
Time Warner Inc.
5.35%	12/15/43	85,000	91,536
Tops Holding Corp.
8.88%	12/15/17	24,000	25,020
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	94,792
Tyson Foods Inc.
2.65%	08/15/19	48,000	48,090
3.95%	08/15/24	32,000	32,056
5.15%	08/15/44	32,000	33,113
U.S. Bancorp
3.44%	02/01/16	118,000	121,902
Ultra Petroleum Corp.
6.13%	10/01/24	40,000	38,200	(i)
Unit Corp.
6.63%	05/15/21	73,000	73,183
United Rentals North America Inc.
5.75%	07/15/18	74,000	77,145
6.13%	06/15/23	38,000	39,045
Vail Resorts Inc.
6.50%	05/01/19	45,000	47,081
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	71,000	72,953	(i)
6.75%	08/15/18	69,000	72,795	(i)
Verizon Communications Inc.
1.35%	06/09/17	230,000	228,831
5.05%	03/15/34	29,000	30,726
5.15%	09/15/23	113,000	125,133
6.55%	09/15/43	53,000	66,218

Viasystems Inc.
7.88%	05/01/19	44,000	46,090	(i)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	232,084	(i)
Wal-Mart Stores Inc.
3.30%	04/22/24	78,000	78,889
4.30%	04/22/44	97,000	97,574
Weatherford International Ltd.
5.95%	04/15/42	67,000	71,966
6.75%	09/15/40	19,000	22,249
WellPoint Inc.
3.30%	01/15/23	97,000	95,902
Wells Fargo & Co.
4.10%	06/03/26	107,000	106,624
5.90%	12/29/49	62,000	63,163	(d)
Windstream Corp.
6.38%	08/01/23	73,000	70,445
WPP Finance 2010
3.75%	09/19/24	95,000	93,695
WPX Energy Inc.
5.25%	01/15/17	75,000	78,000
Xilinx Inc.
2.13%	03/15/19	48,000	47,703
XLIT Ltd.
5.25%	12/15/43	45,000	49,484
Yamana Gold Inc.
4.95%	07/15/24	73,000	72,669	(i)
			25,959,743
Non-Agency Collateralized Mortgage Obligations—1.5%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	115,086	(i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	32,314
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	168,140	(d)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	19,508	21,423	(d)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	240,000	268,027	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	70,000	70,973	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	79,530	81,881	(d)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	38,035	39,224	(d,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	67,312	67,649	(d)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	40,000	42,237	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	89,177	(d)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	96,000	86,021	(d,i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40,000	40,494	(d)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	58,824	(d)

COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	100,000	90,219	(d,i)
4.88%	08/10/47	50,000	50,809	(d)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	160,000	167,752	(d)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.22%	10/25/35	17,282	—	(**,d,l)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	82,507
5.47%	08/10/44	30,000	33,221	(d,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	52,475
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	173,000	154,755
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	99,018	(i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	17,949	17,992	(d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	96,690	104,151
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	25,989	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	40,000	42,552	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	71,000	73,994	(d)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	50,000	51,720	(d)
LB-UBS Commercial Mortgage Trust 2004-C8
0.87%	12/15/39	176,587	368	(d,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	33,974	34,549
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	80,000	82,898
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	28,968	30,827	(d)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	100,000	109,379	(d)
6.11%	07/15/40	120,000	131,294	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	8,049	601	(h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	117,770	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	89,000	87,881	(d)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	110,000	110,759	(d)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	40,000	37,600	(d)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	100,000	103,555	(d)
5.27%	10/12/52	55,000	57,243	(d)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	30,000	31,987	(d)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	80,000	88,407	(d)

Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	50,000	56,078	(d)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	57,687
5.30%	12/15/46	40,000	39,489	(d,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	65,000	68,575	(d)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	56,723	47,717	(d,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	129,677	(d)
			3,652,965
Sovereign Bonds—0.3%
Government of Argentina
2.50%	12/31/38	9	5	(k)
Government of Chile
3.63%	10/30/42	27,000	23,692
Government of Colombia
2.63%	03/15/23	200,000	184,000
Government of Mexico
4.00%	10/02/23	46,000	47,541
4.75%	03/08/44	176,000	174,680
Government of Turkey
3.25%	03/23/23	200,000	180,000
			609,918
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	61,356
Denver City & County School District No 1
4.24%	12/15/37	70,000	67,952
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	67,724
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,706
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	94,709
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	52,648
State of California
5.70%	11/01/21	55,000	64,743
			425,838
FNMA—0.0% *
Lehman TBA
5.50%	TBA	59,721	—	(**,l,m)

Total Bonds and Notes (Cost $71,207,881)			71,771,628

	Number of Shares
Exchange Traded Funds—3.7%
Financial Select Sector SPDR Fund	9,899	229,360	(n)
Industrial Select Sector SPDR Fund	17,260	917,369	(n)
Vanguard FTSE Emerging Markets ETF	185,384	7,732,367

Total Exchange Traded Funds (Cost $8,533,672)		8,879,096

Total Investments in Securities (Cost $188,505,447)		210,784,569

Short-Term Investments—12.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.00%
(Cost $29,788,721)		29,788,721	(c,g,n)

Total Investments (Cost $218,294,168)		240,573,290

Liabilities in Excess of Other Assets, net—(0.6)%		(1,516,884)

NET ASSETS—100.0%		$239,056,406

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	December 2014	21	$855,006	$450
FTSE 100 Index Futures	December 2014	4	428,340	(11,685)
S&P 500 Emini Index Futures	December 2014	23	2,260,325	2,848
S&P Mid 400 Emini Index Futures	December 2014	52	7,100,080	(274,946)
TOPIX Index Futures	December 2014	4	483,705	10,246
2 Yr. U.S. Treasury Notes Futures	December 2014	19	4,158,031	(77)

				$(273,164)

The Fund had the following short futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2014	14	$(1,655,610)	$(2,829)
10 Yr. U.S. Treasury Notes Futures	December 2014	18	(2,243,531)	5,350
U.S. Long Bond Futures	December 2014	33	(4,550,906)	(5,450)
Ultra Long-Term U.S. Treasury Bond Futures	December 2014	3	(457,500)	(3,382)

				$(6,311)

				$(279,475)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $6,967,605 or 2.91% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Step coupon bond.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(m)	Security is in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries at September 30, 2014 (unaudited):

Country	Percentage (based on Fair Value)
United States	76.71%
Japan	5.80%
United Kingdom	3.09%
France	3.03%
Germany	2.49%
Canada	1.49%
Switzerland	1.25%
Sweden	0.86%
China	0.77%
Netherlands	0.73%
Hong Kong	0.62%
Italy	0.48%
India	0.46%
Belgium	0.34%
South Korea	0.29%
Taiwan	0.27%
Mexico	0.27%
Australia	0.25%
Supranational	0.18%
Luxembourg	0.14%
Colombia	0.09%
New Zealand	0.08%
Norway	0.08%
Turkey	0.07%
Denmark	0.05%
Cayman Islands	0.05%
Brazil	0.05%
Chile	0.01%
Bermuda	0.00	%***
Argentina	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2014 (unaudited):

Industry	Domestic	Foreign	Total
Pharmaceuticals	2.69%	1.89%	4.58%
Diversified Banks	2.04%	2.41%	4.45%
Exchange Traded Funds	3.69%	0.00%	3.69%
Integrated Oil & Gas	2.02%	0.83%	2.85%
Technology Hardware, Storage & Peripherals	2.24%	0.00%	2.24%
Biotechnology	1.75%	0.16%	1.91%
Aerospace & Defense	1.27%	0.62%	1.89%
Communications Equipment	1.40%	0.41%	1.81%
Internet Software & Services	1.08%	0.67%	1.75%
Asset Management & Custody Banks	1.68%	0.00%	1.68%
Oil & Gas Equipment & Services	1.27%	0.39%	1.66%
Multi-Line Insurance	1.27%	0.27%	1.54%
Automobile Manufacturers	0.18%	1.09%	1.27%
Healthcare Equipment	1.27%	0.00%	1.27%
Soft Drinks	1.16%	0.00%	1.16%
Electrical Components & Equipment	0.46%	0.54%	1.00%
Cable & Satellite	0.98%	0.00%	0.98%

Life & Health Insurance	0.17%	0.77%	0.94%
Diversified Real Estate Activities	0.00%	0.89%	0.89%
Industrial Machinery	0.18%	0.67%	0.85%
Specialized Finance	0.65%	0.00%	0.65%
Wireless Telecommunication Services	0.00%	0.64%	0.64%
Packaged Foods & Meats	0.40%	0.20%	0.60%
Movies & Entertainment	0.60%	0.00%	0.60%
Application Software	0.25%	0.35%	0.60%
Home Improvement Retail	0.60%	0.00%	0.60%
Specialized REITs	0.57%	0.00%	0.57%
Commodity Chemicals	0.56%	0.00%	0.56%
Internet Retail	0.25%	0.31%	0.56%
Electronic Equipment & Instruments	0.00%	0.52%	0.52%
Independent Power Producers & Energy Traders	0.50%	0.00%	0.50%
Semiconductors	0.04%	0.45%	0.49%
Healthcare Services	0.22%	0.27%	0.49%
General Merchandise Stores	0.49%	0.00%	0.49%
Consumer Finance	0.48%	0.00%	0.48%
Integrated Telecommunication Services	0.38%	0.09%	0.47%
Oil & Gas Exploration & Production	0.34%	0.13%	0.47%
Electronic Components	0.00%	0.46%	0.46%
Agricultural Products	0.45%	0.00%	0.45%
Semiconductor Equipment	0.12%	0.28%	0.40%
Property & Casualty Insurance	0.00%	0.39%	0.39%
Other Diversified Financial Services	0.00%	0.39%	0.39%
Regional Banks	0.38%	0.00%	0.38%
Data Processing & Outsourced Services	0.38%	0.00%	0.38%
Fertilizers & Agricultural Chemicals	0.37%	0.00%	0.37%
Industrial Gases	0.00%	0.35%	0.35%
Casinos & Gaming	0.18%	0.16%	0.34%
Broadcasting	0.34%	0.00%	0.34%
Diversified Metals & Mining	0.00%	0.34%	0.34%
Brewers	0.00%	0.34%	0.34%
Apparel, Accessories & Luxury Goods	0.00%	0.30%	0.30%
Auto Parts & Equipment	0.06%	0.23%	0.29%
Drug Retail	0.29%	0.00%	0.29%
Specialty Chemicals	0.06%	0.22%	0.28%
Railroads	0.05%	0.20%	0.25%
Construction Materials	0.00%	0.25%	0.25%
Airlines	0.14%	0.10%	0.24%
Research & Consulting Services	0.10%	0.13%	0.23%
Building Products	0.00%	0.22%	0.22%
Specialty Stores	0.21%	0.00%	0.21%
Investment Banking & Brokerage	0.21%	0.00%	0.21%
Electric Utilities	0.12%	0.08%	0.20%
Household Products	0.08%	0.12%	0.20%
Advertising	0.00%	0.19%	0.19%
Healthcare Supplies	0.19%	0.00%	0.19%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Healthcare Distributors	0.18%	0.00%	0.18%
Apparel Retail	0.00%	0.18%	0.18%
Heavy Electrical Equipment	0.00%	0.18%	0.18%
Systems Software	0.17%	0.00%	0.17%
Air Freight & Logistics	0.16%	0.00%	0.16%
Department Stores	0.14%	0.00%	0.14%
Construction & Engineering	0.00%	0.12%	0.12%

Automotive Retail	0.10%	0.00%	0.10%
Coal & Consumable Fuels	0.00%	0.09%	0.09%
Life Sciences Tools & Services	0.08%	0.00%	0.08%
Publishing	0.02%	0.00%	0.02%

			57.78%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.79%
U.S. Treasuries	8.98%
Agency Mortgage Backed	7.99%
Non-Agency Collateralized Mortgage Obligations	1.52%
Sovereign Bonds	0.25%
Municipal Bonds and Notes	0.18%
Agency Collateralized Mortgage Obligations	0.11%
Asset Backed	0.01%

29.83%

Short-Term Investments
Short-Term Investments	12.39%

12.39%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$81,819,641	$—	$—	$81,819,641
Foreign Equity	4,178,207	44,135,997	—	48,314,204
U.S. Treasuries	—	21,596,117	—	21,596,117
Agency Mortgage Backed	—	19,235,847	—	19,235,847
Agency Collateralized Mortgage Obligations	—	261,122	—	261,122
Asset Backed	—	30,078	—	30,078
Corporate Notes	—	25,959,743	—	25,959,743
Non-Agency Collateralized Mortgage Obligations	—	3,652,965	—	3,652,965
Sovereign Bonds	—	609,918	—	609,918
Municipal Bonds and Notes	—	425,838	—	425,838
Exchange Traded Funds	8,879,096	—	—	8,879,096
Short-Term Investments	29,788,721	—	—	29,788,721

Total Investments in Securities	$124,665,665	$115,907,625	$—	$240,573,290

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$13,544	$—	$—	$13,544
Long Futures Contracts—Unrealized Depreciation	(286,708)	—	—	(286,708)
Short Futures Contracts—Unrealized Appreciation	5,350	—	—	5,350
Short Futures Contracts—Unrealized Depreciation	(11,661)	—	—	(11,661)

Total Other Financial Instruments	$(279,475)	$—	$—	$(279,475)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun Diversified Fund utilized the fair value pricing service on September 30, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at September 30, 2014 which are classified as Level 1 at December 31, 2013. The value of securities that were transferred to Level 2 from Level 1 as a result was $39,743,073.

There were no other transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$219,177,832	$24,818,632	$(3,423,174)	$21,395,458

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 20, 2014